Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Income Statement [Abstract]
Revenues	$ 19,382	$ 13,018
Cost of revenues	(16,030)	(7,177)
Gross profit	3,352	5,841
Operating expenses
Selling and marketing expenses	(351)
General and administrative expenses	(4,167)	(919)
Total operating expenses	(4,518)	(919)
(Loss) income from operations	(1,166)	4,922
Other expenses
Interest income	253	1
Interest expense	(4,346)	(2,905)
Other expenses	(3)	(2)
Total other expenses, net	(4,096)	(2,906)
(Loss) income from continuing operations	(5,262)	2,016
Discontinued operations
Loss on disposition of discontinued operations		(412,513)
Loss from discontinued operations		(2,364)
Net loss from discontinued operations		(414,877)
Net loss attributable to Meta Data Limited’s shareholders	$ (5,262)	$ (412,861)
Basic loss per share
Continuing operations (in Dollars per share)	$ (0.03)	$ 0.03
Discontinued operations (in Dollars per share)		(5.78)
Diluted loss per share
Continuing operations (in Dollars per share)	(0.03)	0.03
Discontinued operations (in Dollars per share)		$ (5.78)